FAIR VALUE MEASUREMENTS, Level 3 Fair Value Measurements (FY) (Details)	Mar. 31, 2021	Dec. 31, 2020	Sep. 17, 2020 $ / shares
Fair Value Measurements [Abstract]
Term (in years)	5 years	5 years
Warrant [Member]
Fair Value Measurements [Abstract]
Measurement input			0.90
Term (in years)			1 year
Warrant [Member] | Unit Price [Member]
Fair Value Measurements [Abstract]
Measurement input			10.00
Warrant [Member] | Strike Price [Member]
Fair Value Measurements [Abstract]
Measurement input			11.50
Warrant [Member] | Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input			16.00
Warrant [Member] | Risk-free Rate [Member]
Fair Value Measurements [Abstract]
Measurement input			0.38
Warrant [Member] | Dividend Yield [Member]
Fair Value Measurements [Abstract]
Measurement input			0